UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter: December 31, 2007

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         MB Investment Partners
Address:      825 Third Avenue
              New York, NY  10022

Form 13F File Number:  28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles J. Daly
Title:        Chief Compliance Officer
Phone:        617.757.7609


Signature, Place and Date of Signing:


/s/ Charles J. Daly             Boston, MA             2/14/2008
------------------              -------------          -----------------
  [Signature]                   [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 150

Form 13F Information Table Value Total: 518,715
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE


                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP  (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- -------- --------  -------- --- ---- ------- ------------ -------- -------- --------

3M Co Com     COM              88579Y101         2216       26280  SH                Sole                   8900               17380
                                                   21         250  SH                Other                                       250
AT&T Inc Com  COM              00206R102          603       14519  SH                Sole                                      14519
Abbott Labs   COM              002824100         2643       47070  SH                Sole                  38400                8670
Allergan Inc  COM              018490102         4438       69088  SH                Sole                  38280               30868
Altera Corp CoCOM              021441100         2824      146177  SH                Sole                 101102               45225
Altria Group ICOM              02209S103          554        7326  SH                Sole                   2500                4826
                                                  227        3000  SH                Other                                      3000
Amdocs Ltd OrdCOM              G02602103         1617       46920  SH                Sole                  33070               13900
American ExpreCOM              025816109         8545      164268  SH                Sole                  58068              106275
American Intl COM              026874107        13934      239009  SH                Sole                  78756              160318
                                                  397        6815  SH                Other                                      6815
Americredit CoCOM              03060R101         1285      100500  SH                Sole                  46025               54475
                                                   72        5600  SH                Other                                      5600
Apache Corp   COM              037411105         5866       54545  SH                Sole                  20915               33670
Apple ComputerCOM              037833100          308        1557  SH                Sole                                       1557
Automatic DataCOM              053015103        10123      227324  SH                Sole                  72435              155024
                                                   22         500  SH                Other                                       500
BJ Svcs Co ComCOM              055482103          910       37500  SH                Sole                  22425               15075
Bank Of AmericCOMorp           060505104          468       11340  SH                Sole                    800               10540
Bank of New YoCOMMellon Co     064058100         2176       44620  SH                Sole                   1509               43111
Becton DickinsCOM& Co          075887109          740        8850  SH                Sole                                       8850
Berkshire HathCOML B           084670207         2160         456  SH                Sole                                        456
Berkshire HathCOMy Inc Cl      084670108         1133           8  SH                Sole                                          8
Bp Plc Adr    COM              055622104         2629       35927  SH                Sole                   4575               31352
                                                   29         400  SH                Other                                       400
Bristol Myers COMibb           1.1E+08           2461       92800  SH                Sole                  58440               34360
                                                  106        4000  SH                Other                                      4000
Burlington NorCOMn Inc         12189T104          280        3370  SH                Sole                    300                3070
CVS Caremark CCOM              1.27E+08         12041      302928  SH                Sole                  96282              206946
Cameco Corp CoCOM              13321l108          289        7250  SH                Sole                                       7250
Carnival Corp COMrd CTF        1.44E+08          3574       80323  SH                Sole                  51200               29223
Caterpillar InCOMel            1.49E+08           292        4020  SH                Sole                                       4020
Celgene       COM              1.51E+08          2636       57035  SH                Sole                  34140               22945
Central Fd CdaCOMd Cl A        1.54E+08           130       12000  SH                Sole                                      12000
Cheesecake FacCOMy             1.63E+08          2397      101105  SH                Sole                  60035               41170
Chevron Corp NCOM              1.67E+08          2370       25395  SH                Sole                                      25395
Cisco Sys Inc COM              17275R102        16711      617316  SH                Sole                 177590              440141
                                                   27        1000  SH                Other                                      1000
Citigroup Inc COM              1.73E+08          9507      322937  SH                Sole                  73179              249758
                                                  155        5273  SH                Other                                      5273
Citrix Sys IncCOM              1.77E+08          4949      130200  SH                Sole                  76400               53915
Coach Inc     COM              1.9E+08            355       11620  SH                Sole                                      11620
Coca Cola Co  COM              1.91E+08          3323    54146.63  SH                Sole                   6000            48146.63
Colgate-PalmolCOM Co           1.94E+08          4611       59140  SH                Sole                  20650               38490
                                                  530        6800  SH                Other                                      6800
Comcast Cl A  COM              20030N101         2821      154488  SH                Sole                 116526               38187
                                                    2         103  SH                Other                                       103
Comerica Inc CCOM              2E+08              222        5100  SH                Sole                    600                4500
Consumer DiscrCOMonary         ETF81369Y407      9351      285954  SH                Sole                    300              285754
Covidien Ltd CCOM              G2552X108          277        6249  SH                Sole                   1250                4999
Crown Castle  COM              2.28E+08          6512      156547  SH                Sole                 102020               54702
DJ Us HealthcrCOMF             4.64E+08          3892       55075  SH                Sole                                      55075
Disney Walt CoCOM              2.55E+08           502       15550  SH                Sole                                      15550
Dow Chemical CCOMany           2.61E+08           304        7700  SH                Sole                    600                7100
Du Pont E I DeCOMmours         2.64E+08           185        4200  SH                Sole                                       4200
                                                  185        4200  SH                Other                                      4200
EMC Corp      COM              2.69E+08          5772      311504  SH                Sole                 173528              138266
Emerson ElectrCOM              2.91E+08          3421       60380  SH                Sole                  21700               38680
                                                   28         500  SH                Other                                       500
Energy Select COMtor ETF       81369Y506        11302      142430  SH                Sole                     40              142430
Exxon Mobil CoCOM              30231G102        25394      271044  SH                Sole                  15338              255706
                                                   37         400  SH                Other                                       400
Fedex Corp ComCOM              31428X106          333        3730  SH                Sole                   1000                2730
Financial SectCOMETF           81369Y605         3101      107200  SH                Sole                    400              106900
First Horizon COMl Cp Com      3.21E+08           194       10700  SH                Sole                   1000                9700
Gap Inc Del   COM              3.65E+08           230       10800  SH                Sole                   1500                9300
General Elec CCOM              3.7E+08          21772    587331.2  SH                Sole                 122043            465463.2
                                                   30         800  SH                Other                                       800
GlaxosmithklinCOM              37733W105         1509       29949  SH                Sole                  10800               19149
Goldman Sachs COM              38141G104         8506       39553  SH                Sole                  11200               28373
Google        COM              38259P508          227         328  SH                Sole                                        328
Health Care SeCOMt Spdr        81369Y209         7359      208422  SH                Sole                                     208422
Hewlett PackarCOM              4.28E+08           691       13697  SH                Sole                                      13697
Home Depot IncCOM              4.37E+08          1314       48775  SH                Sole                  18025               30750
Honeywell InteCOMtional        4.39E+08           315        5110  SH                Sole                   4830                 280
Industrial SelCOM Sector       E81369Y704        8907      227451  SH                Sole                    150              227301
Intel Corp    COM              4.58E+08          3143      117896  SH                Sole                    700              117196
International COM Mach         4.59E+08          5813       53770  SH                Sole                  13950               39820
                                                 1329       12291  SH                Other                                     12291
Ishares MSCI ECOM ETF          4.64E+08         17392      221549  SH                Sole                    370              221274
Ishares MSCI JCOMn             4.64E+08          5090      382960  SH                Sole                  23600              359360
                                                   13        1000  SH                Other                                      1000
Ishares Tr Dj COMBas Matl      4.64E+08           259        3370  SH                Sole                                       3370
Ishares Tr Dj COMTech Sec      4.64E+08          1392       22290  SH                Sole                   8950               13340
Ishares Tr MSCCOMmerg Mkt      4.64E+08          3981       26485  SH                Sole                     25               26485
Ishares Tr RusCOMl 1000        4.64E+08           689        8650  SH                Sole                                       8650
Ishares Tr RusCOMl 1000 Grw    4.64E+08          9841      161920  SH                Sole                   1450              160670
JP Morgan ChasCOM              46625H100         2279       52212  SH                Sole                  23143               29069
                                                  284        6500  SH                Other                                      6500
Jabil Circuit COM              4.66E+08          1950      127700  SH                Sole                  94975               32925
Johnson & JohnCOM              4.78E+08         14233      213395  SH                Sole                  60472              152923
                                                 1120       16798  SH                Other                                     16798
Kimberly-ClarkCOMrp            4.94E+08           907       13080  SH                Sole                                      13080
Kohls Corp    COM              5E+08             2279       49765  SH                Sole                  33540               16285
Liberty GlobalCOM              5.31E+08           276        7045  SH                Sole                   7045
Marriott Intl COM              5.72E+08          2064       60390  SH                Sole                  44645               15745
Marsh MclennanCOM              5.72E+08           242        9125  SH                Sole                                       9125
Masco Corp    COM              5.75E+08           171        7900  SH                Sole                   1200                6700
Mcgraw-Hill InCOM              5.81E+08          1057       24117  SH                Sole                   9350               14767
                                                  127        2900  SH                Other                                      2900
Medtronic Inc COM              5.85E+08          2417       48076  SH                Sole                  34332               13807
Merck & Co. InCOM              5.89E+08          1388       23880  SH                Sole                   2300               21580
Mettler ToledoCOMtl Com        5.93E+08           870        7646  SH                Other                                      7646
Microsoft CorpCOM              5.95E+08         12466    350171.9  SH                Sole                 131762            218709.9
                                                   25         700  SH                Other                                       700
Moodys Corp CoCOM              6.15E+08           207        5800  SH                Sole                                       5800
Morgan StanleyCOM              6.17E+08           309        5810  SH                Sole                                       5810
National City COMp Com         6.35E+08           160        9700  SH                Sole                   1000                8700
Nokia Corp AdrCOM              6.55E+08          6455      168140  SH                Sole                  94530               73760
Northern TrustCOM              6.66E+08           555        7250  SH                Sole                                       7250
Oracle SystemsCOM              68389X105          215        9510  SH                Sole                                       9510
PNC Bank Corp COM              6.93E+08           243        3700  SH                Sole                    400                3300
Pennsylvania PCOM& Lt Com      69351T106          557       10700  SH                Sole                                      10700
Pepsico Inc   COM              7.13E+08          1157       15243  SH                Sole                                      15243
Pfizer Inc    COM              7.17E+08          1377       60600  SH                Sole                   8700               51900
PharmaceuticalCOMod            7.17E+08          6667      165146  SH                Sole                  60641              104590
Powershares QQCOMrust Unit     73935a104        13069      255160  SH                Sole                    900              254360
Procter & GambCOM              7.43E+08          9935      135313  SH                Sole                  42741               92697
S&P 400 MidcapCOM              5.96E+08         16650      107348  SH                Sole                     50              107298
S&P 500 Spdr TCOMnit           78462F103        20758      141975  SH                Sole                    500              141775
S&P 600 SmlcapCOM              4.64E+08          4416       67920  SH                Sole                                      67920
Schlumberger  COM              8.07E+08         13728      139555  SH                Sole                  44045               95540
                                                  472        4800  SH                Other                                      4800
Schwab CharlesCOM New Com      8.09E+08           735       28782  SH                Sole                                      28782
Staples Inc   COM              8.55E+08          4023      174376  SH                Sole                 120737               53889
Starbucks CorpCOM              8.55E+08          2984      145790  SH                Sole                  66875               79040
State St Corp COM              8.57E+08         18167      223729  SH                Sole                  67501              156303
                                                  167        2059  SH                Other                                      2059
Streettracks GCOM Tr Gold Shs  8.63E+08          1460       17700  SH                Sole                                      17700
Stryker Corp  COM              8.64E+08          5060       67713  SH                Sole                  34475               33288
Target Corp CoCOM              87612E106         2182       43631  SH                Sole                  27476               16200
Technology SecCOM ETF          81369y803         2679      100475  SH                Sole                    400              100075
Texas InstrumeCOM Inc          8.83E+08          7011      209925  SH                Sole                  86000              124125
Transocean IncCOMw Shs         G90073100         2086       14570  SH                Sole                                      14570
Union Pac CorpCOM              9.08E+08           349        2777  SH                Sole                    150                2627
United Parcel COMB             9.11E+08           207        2925  SH                Sole                                       2925
Utilities SeleCOMSector        Sp81369Y886       1551       36650  SH                Sole                                      36650
Viacom Inc NewCOM B            92553p201         4282       97495  SH                Sole                  69655               27965
Wachovia Corp COM New Com      9.3E+08            282        7405  SH                Sole                                       7405
Wal Mart StoreCOM              9.31E+08           377        7940  SH                Sole                                       7940
Walgreen Co   COM              9.31E+08          1319       34650  SH                Sole                   1100               33550
Weatherford InCOM              G95089101         8777      127938  SH                Sole                  49988               78100
Wells Fargo   COM              9.5E+08           2707       89661  SH                Sole                  58426               31385
Whole Foods MkCOMnc            9.67E+08          2026    49666.13  SH                Sole                  33206            16515.13
Wyeth         COM              9.83E+08          1101       24918  SH                Sole                   2975               21943
                                                   27         600  SH                Other                                       600
Xilinx        COM              9.84E+08          1329       60774  SH                Sole                  39224               21550
Zimmer Hldgs ICOMCom           98956P102          420        6356  SH                Sole                   5056                1300
Dime Bancorp Iwarrantst        Ex25429q110          2       14250  SH                Sole                                      14250

REPORT SUMMARY                 150 DATA RECORDS  518715     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

